LEUTHOLD ASSET ALLOCATION FUND (Prospectus Summary) | LEUTHOLD ASSET ALLOCATION FUND
LEUTHOLD ASSET ALLOCATION FUND
Investment Objective
Leuthold Asset Allocation Fund seeks capital appreciation and income (or "total return") in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LEUTHOLD ASSET ALLOCATION FUND	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LEUTHOLD ASSET ALLOCATION FUND		Retail Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.22%	none
Dividends on Short Positions		0.10%	0.10%
All Remaining Other Expenses		0.20%	0.20%
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		1.50%	1.28%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LEUTHOLD ASSET ALLOCATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Retail Class	153	474	818	1,791
Institutional Class	130	406	702	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
105.62 % of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a "flexible" fund, meaning that it allocates its investments among:

     o    Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and
          American Depository Receipts, and may engage in short sales of equity securities);

     o    Bonds and other debt securities (including U.S. Treasury Notes and
          Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

     o    Money market instruments

in proportions which reflect the judgment of Leuthold Weeden Capital Management
(referred to as the Adviser) of the potential returns and risks of each asset class.
The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

     o    30% to 70% of its assets will be invested in common stocks and other equity securities;

     o    30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments) , except during prolonged periods of low interest rates ; and

     o    up to 20% of its assets will be invested in money market instruments.

The Fund's investments in common stocks and other equity securities may consist of:

     o    Large, mid, or small capitalization common stocks;

     o    Growth stocks, value stocks, or cyclical stocks;

     o    Aggressive stocks or defensive stocks;

     o    Stocks in any industry or sector;

     o    Equity mutual funds and exchange-traded funds;

     o    Common stocks of foreign issuers; and

     o    Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief that in all market conditions there will exist some companies who are poised to outperform the market (Select Equities Strategy). The Fund will invest in companies of all sizes and industries as well as in "growth" stocks and "value" stocks.

In determining which stocks to purchase under the Select Equities Strategy, the
Adviser calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market (the
"Opportunity Index"). In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements), and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The Adviser continuously updates its investment discipline and adjusts the
Fund's portfolio as necessary to keep the Fund invested in stocks which the
Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Pursuant to the Undervalued & Unloved value screen, a quantitative investment approach based on the belief that in all market conditions there will exist some companies that are undervalued, the Adviser follows a universe of common stocks
(mainly domestic) that meet minimum market capitalization and trading volume levels. In determining which stocks to purchase, the Adviser implements a quantitative screening process for each security in the universe of stocks it follows that is designed to identify those securities that appear to be out-of-favor or overlooked-securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization). The Fund's investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the
Fund may also invest in investment grade corporate debt securities, high yield securities commonly known as "junk bonds," and debt securities of foreign issuers.
The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund's investments are allocated among the three asset classes as follows:
first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and
finally, the Adviser implements the asset allocation strategy.
Principal Risks of Investing in the Fund
Investors in the Fund may lose money. The principal risks of investing in the
Fund, including the risks to which the Fund's portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund's performance, are summarized below.

     o    Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons.
          The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

     o    Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

     o    Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

     o    Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

     o    Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as
          "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the
          Fund's open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

     o    High Portfolio Turnover Risk: The Fund's annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100%
          occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund's shareholders of increased taxes on realized gains. Distributions to the Fund's  shareholders to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

     o    Asset Allocation Risk: The Fund's performance will also be affected by the Adviser's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund's relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the
          Fund underperforms mutual funds that are willing to assume greater risk.

     o    Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for any long-term investor. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.
Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Total Return of the Retail Shares (per calendar year)

Note: During the five year period shown on the bar chart, the Fund's highest total return for a quarter was 15.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.72% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns LEUTHOLD ASSET ALLOCATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Retail Class	Return Before Taxes	(3.63%)	0.89%	1.67%	May 24, 2006
Retail Class After Taxes on Distributions	Return After Taxes on Distributions	(4.04%)	0.48%	1.27%	May 24, 2006
Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(2.06%)	0.62%	1.29%	May 24, 2006
Institutional Class	Return Before Taxes	(3.38%)				0.97%	Jan. 31, 2007
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.14%	May 24, 2006	(0.56%)	Jan. 31, 2007
Lipper Flexible Portfolio Fund Index	Lipper Flexible Portfolio Fund Index	(1.16%)	2.02%	3.58%	May 24, 2006	1.81%	Jan. 31, 2007

The inception date for Retail Shares is May 24, 2006. The inception date for
Institutional Shares is January 31, 2007.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.